Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Wahed FTSE USA Shariah ETF
Shareholder Report [Line Items]
Fund Name	Wahed FTSE USA Shariah ETF
Class Name	Wahed FTSE USA Shariah ETF
Trading Symbol	HLAL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/hlal
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Through the last two quarters of 2023, HLAL experienced mixed performance in line with broader interest rate sensitive patterns, the advent of 2024 saw significant fluctuations in market sentiments across time and regions regarding the path of monetary policy, and the anticipated trajectory of markets in response.
Inflation and the anticipation of monetary easing have continued to be driving factors for U.S. and international equities markets and therefore, the Fund as well.
As HLAL continues to mature and reaches the fifth-year anniversary since its inception, we have seen it continue to track its underlying index even considering the moderate volatility roiling through equity markets in the earlier part of this year. HLAL’s continued ability to properly track its underlying index at both NAV and market price, indicate the potential longevity of the Fund going forward.
Being historically more resilient and better performing than broader US equities markets, the fund continued to provide well-performing Shariah-compliant equity exposure in a passive, buy-and-hold investment style. The higher exposure to the technology sector was a tailwind for HLAL throughout the 12-month period ending May 31, 2024, and we expect it may continue to benefit the fund as the potential for artificial intelligence and web3 infrastructure continues to be harnessed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	21.47	15.72
Wahed FTSE USA Shariah ETF Market	21.25	15.72
S&P 500 TR	28.19	14.02
FTSE Shariah USA Index TR	22.06	16.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/hlal for more recent performance information. Visit https://www.wahed.com/hlal for more recent performance information.
Net Assets	$ 451,920,584
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 1,707,065
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$451,920,584
Number of Holdings	213
Net Advisory Fee	$1,707,065
Portfolio Turnover	7%
30-Day SEC Yield	0.69%
30-Day SEC Yield Unsubsidized	0.69%

Holdings [Text Block]

Top Sectors	(%)
Manufacturing	54.6%
Information	24.3%
Professional, Scientific, and Technical Services	10.6%
Mining, Quarrying, and Oil and Gas Extraction	2.4%
Wholesale Trade	1.9%
Transportation and Warehousing	1.7%
Retail Trade	1.3%
Construction	0.7%
Real Estate and Rental and Leasing	0.6%
Cash & Other	1.9%

Top 10 Issuers	(%)
Microsoft Corp.	14.6%
Apple, Inc.	13.2%
Alphabet, Inc.	8.9%
Meta Platforms, Inc.	4.9%
Eli Lilly & Co.	3.2%
Exxon Mobil Corp.	2.6%
Tesla, Inc.	2.3%
Procter & Gamble Co.	1.8%
Johnson & Johnson	1.7%
Merck & Co., Inc.	1.5%

Updated Prospectus Web Address	https://www.wahed.com/hlal
Wahed Dow Jones Islamic World ETF
Shareholder Report [Line Items]
Fund Name	Wahed Dow Jones Islamic World ETF
Class Name	Wahed Dow Jones Islamic World ETF
Trading Symbol	UMMA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/umma
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Though through the last two quarters of 2023, UMMA experienced mixed performance in line with broader interest rate sensitive patterns, the advent of 2024 saw significant fluctuations in market sentiments across time and regions, regarding the path of monetary policy, and the anticipated trajectory of markets in response, all the while markets steadily moved upward from 2023 lows.
Amid these circumstances, UMMA slightly underperformed its benchmark for the third quarter (Dow Jones Islamic Market International Titans 100 Index). On a trailing 9-month basis UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 1.0% and 1.2% respectively against the price index and slightly underperforming by 0.6% and 0.3% respectively against the total return index. In the fourth quarter of 2024, there was amelioration of these factors and a rebound in UMMA’s 2023 performance.
Despite worries around China, and potentially Taiwan, artificial intelligence and semiconductor-oriented companies had strong performance in the quarter, helping UMMA outperform its benchmark. For the full 2023 year, UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 3.1% and 3.5% respectively against the price index, in line with our expectations.
For the first quarter of 2024, UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 0.30% and 0.10% respectively against the price index, in line with our expectations. 2024 also saw continued rapid movement in international equity markets and related significant volatility. This weighed on the performance of UMMA during the year-to-date performance as of March 31, 2024, as the Fund gained 5.71% at market.
As 2024 continues, we expect that the fund should continue to perform in line with its index overtime as macroeconomic conditions become more favorable in the coming quarters and inflationary pressures lessen.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	16.66	0.09
Wahed Dow Jones Islamic World ETF Market	16.12	0.30
Bloomberg World ex US Large & Mid Cap Total Return Index	16.59	1.43
Dow Jones Islamic Market International Titans 100 Total Return Index	16.52	0.71

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/umma for more recent performance information. Visit https://www.wahed.com/umma for more recent performance information.
Net Assets	$ 92,171,102
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 400,614
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$92,171,102
Number of Holdings	95
Net Advisory Fee	$400,614
Portfolio Turnover	11%
30-Day SEC Yield	1.10%
30-Day SEC Yield Unsubsidized	1.10%

Holdings [Text Block]

Top Sectors	(%)
Technology	33.9%
Health Care	20.6%
Industrials	14.9%
Materials	9.9%
Consumer Discretionary	9.2%
Consumer Staples	5.8%
Energy	2.9%
Communications	1.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Novo Nordisk AS	5.5%
ASML Holding NV	4.8%
Infineon Technologies AG	4.2%
Samsung Electronics Co. Ltd.	3.3%
Shopify, Inc.	3.1%
Novartis AG	2.7%
Roche Holding AG	2.4%
SAP SE	2.3%
Nestle SA	2.1%

Updated Prospectus Web Address	https://www.wahed.com/umma